Condensed Financial Information of Registrant Prudential plc - Profit and Loss Accounts (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit and Loss Accounts
Investment income, including dividends received from subsidiary undertakings		£ (10,263)	£ 42,189	£ 32,511
Other charges:
Foreign currency exchange gains (losses)			61
Profit before tax (being tax attributable to shareholders' and policyholders' returns)	[1],[2]	3,309	3,970	3,212
Tax credit on profit on ordinary activities		(296)	(1,580)	(1,291)
Profit for the year attributable to equity holders of the Company		3,010	2,389	1,921
Items that will not be reclassified to profit or loss
Actuarial gains recognised in respect of the defined benefit pension scheme		134	200	(181)
Related tax		(23)	(33)	26
Total other comprehensive income (loss)		(661)	105	1,099
Total comprehensive income for the year		2,348	2,494	3,020
Prudential plc
Profit and Loss Accounts
Investment income, including dividends received from subsidiary undertakings		1,605	1,757	1,413
Investment expenses and charges		(411)	(414)	(479)
Other charges:
Corporate expenditure		(259)	(217)	(212)
Foreign currency exchange gains (losses)		5	(10)	3
Profit before tax (being tax attributable to shareholders' and policyholders' returns)		940	1,116	725
Tax credit on profit on ordinary activities		101	119	115
Profit for the year attributable to equity holders of the Company		1,041	1,235	840
Items that will not be reclassified to profit or loss
Actuarial gains recognised in respect of the defined benefit pension scheme		19	34	4
Related tax		(3)	(6)
Total other comprehensive income (loss)		16	28	4
Total comprehensive income for the year		£ 1,057	£ 1,263	£ 844

[1]	This measure is the formal profit before tax measure under IFRS but it is not the result attributable to shareholders.
[2]	This measure is the formal profit before tax measure under IFRS but it is not the result attributable to shareholders. This is principally because the corporate taxes of the Group include those on the income of consolidated with-profits and unit-linked funds that, through adjustments to benefits, are borne by policyholders. These amounts are required to be included in the tax charge of the Company under IAS 12. Consequently, the profit before all taxes measure is not representative of pre-tax profits attributable to shareholders. Profit before all taxes is determined after deducting the cost of policyholder benefits and movements in the liability for unallocated surplus of with-profits funds after adjusting for taxes borne by policyholders.